UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2012

Check here if Amendment:	[X]; Amendment Number:	1
  This Amendment (Check only one.)  [X] is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Fairview Capital Investment Management, LLC
Address:	300 Drakes Landing Road, Suite 250
		Greenbrae, CA  94904

Form 13F File Number:	028-06786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Marcia Nakamura
Title:	Compliance Officer
Phone:	415-464-4640

Signature, Place and Date of Signing:

	/s/	Marcia Nakamura	Greenbrae, CA			January 29, 2013

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

___	13F 	NOTICE.

___	13F COMBINATION REPORT.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		61

Form 13F Information Table Value Total:		$465,449 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      460     7133 SH       Sole                     7133
ALEXANDER & BALDWIN INC        COM              014491104      212     3986 SH       Sole                     3986
AMERICAN TOWER REIT INC        COM              03027X100     9444   135082 SH       Sole                   126895              8587
AMERISOURCEBERGEN CORP COM     COM              03073E105      872    22163 SH       Sole                    22163
APPLE COMPUTER INC             COM              037833100      905     1550 SH       Sole                     1550
AUTO DATA PROCESS INC          COM              053015103      889    15965 SH       Sole                    15965
BANK OF HAWAII                 COM              062540109      230     5000 SH       Sole                     5000
BARD CR INC                    COM              067383109      992     9233 SH       Sole                     9233
BCE INC COM                    COM              05534B760      884    21445 SH       Sole                    21445
BECTON DICKINSON & CO          COM              075887109      747     9987 SH       Sole                     9987
CATERPILLAR                    COM              149123101      614     7230 SH       Sole                     7230
CHENIERE ENERGY INC            COM              16411R208    15109  1025000 SH       Sole                  1025000
CHEVRON CORP                   COM              166764100    14066   133330 SH       Sole                   125030              8300
CINTAS CORP                    COM              172908105    13620   352750 SH       Sole                   331350             21400
COCA COLA CO                   COM              191216100      235     3005 SH       Sole                     3005
COLGATE PALMOLIVE CO           COM              194162103     1002     9625 SH       Sole                     9625
CONOCOPHILLIPS                 COM              20825c104      613    10961 SH       Sole                    10961
CROWN CASTLE INTL CORP         COM              228227104    16537   281906 SH       Sole                   268771             13135
DISCOVERY COMMUNICATIONS INC   COM              25470f302    17183   343035 SH       Sole                   343035
DISCOVERY HOLDING COMPANY      COM              25470F104     3000    55555 SH       Sole                    43655             11900
EATON CORP PLC                 COM              G29183103      652    16455 SH       Sole                    16455
ELECTR FOR IMAGING INC         COM              286082102    12452   766289 SH       Sole                   709989             56300
EMERSON ELEC CO                COM              291011104      717    15383 SH       Sole                    15383
EXXON MOBIL CORP               COM              30231G102    16124   188436 SH       Sole                   178136             10300
FLUOR CORP                     COM              343412102    13292   269400 SH       Sole                   255700             13700
GENERAL ELEC CO                COM              369604103    14902   715076 SH       Sole                   673976             41100
INT'L BUSINESS MACHINES        COM              459200101     1202     6145 SH       Sole                     6145
INTEL CORP                     COM              458140100    12626   473775 SH       Sole                   446175             27600
JOHNSON & JOHNSON              COM              478160104    18206   269474 SH       Sole                   255424             14050
LAMAR ADVERTISING CO-CL A      COM              512815101    19101   667850 SH       Sole                   647250             20600
LIBERTY GLOBAL INC             COM              530555101     7926   159700 SH       Sole                   159700
LIBERTY GLOBAL SERIES C        COM              530555309    10433   218491 SH       Sole                   202791             15700
LIBERTY MEDIA INTERACTIVE A    COM              53071m104    25214  1418486 SH       Sole                  1367483             51003
LOWES COS INC                  COM              548661107      711    25010 SH       Sole                    25010
LPL FINANCIAL HOLDINGS INC     COM              50212V100    25961   768750 SH       Sole                   749050             19700
MAC-GRAY CORP CMN              COM              554153106     5114   362955 SH       Sole                   362955
MAGELLAN MIDSTREAM PARTNERS    COM              559080106    13414   189889 SH       Sole                   189889
MASTERCARD INC.                COM              57636Q104      918     2134 SH       Sole                     2134
MICROSOFT CORP                 COM              594918104     1560    51005 SH       Sole                    51005
NATIONAL CINEMEDIA INC         COM              635309107    26326  1735400 SH       Sole                  1677500             57900
NESTLE S A ADRS                COM              641069406      299     5009 SH       Sole                     5009
NORTHERN TRUST CORP            COM              665859104    12777   277650 SH       Sole                   261450             16200
NOVO-NORDISK ADR               COM              670100205      239     1643 SH       Sole                     1643
PEPSICO INC                    COM              713448108      862    12205 SH       Sole                    12205
PFIZER INC                     COM              717081103      969    42130 SH       Sole                    42130
PNC BANK                       COM              693475105      738    12280 SH       Sole                    12080
PRAXAIR,INC                    COM              74005P104      867     7970 SH       Sole                     7970
PROCTER & GAMBLE               COM              742718109    14434   235654 SH       Sole                   222754             12900
SCHLUMBERGER LTD               COM              806857108      626     9650 SH       Sole                     9650
SEASPAN CORP                   COM              Y75638109    25344  1460769 SH       Sole                  1430599             30170
SYSCO CORP                     COM              871829107    16868   565863 SH       Sole                   534163             31700
TELEFLEX INC                   COM              879369106    10863   178350 SH       Sole                   167250             11100
TRAILER BRIDGE INC CMN         COM              892782103        0   372283 SH       Sole                   372283
UNILEVER NV                    COM              904784709      842    25255 SH       Sole                    25255
UNITED PARCEL SERVICE          COM              911312106    16369   207834 SH       Sole                   195534             12300
VIASAT                         COM              92552V100     3193    84551 SH       Sole                    84551
WAL-MART STORES INC            COM              931142103    15377   220548 SH       Sole                   214048              6500
WELLS FARGO & CO NEW           COM              949746101      401    11986 SH       Sole                    11986
ALERIAN MLP ETF                ETF              00162Q866     2841   177800 SH       Sole                   131900             45900
VANGUARD FTSE EMERGING MKT ETF ETF              922042858    12520   313550 SH       Sole                   288750             24800
VANGUARD EUROPE PACIFIC ETF    ETF              921943858     4557   144350 SH       Sole                   144350